PRIVATE PLACEMENT, Narrative (Q3) (Details) - USD ($)	Aug. 20, 2022	Jul. 30, 2022	Aug. 20, 2021	Jul. 30, 2021	Jul. 30, 2021	Sep. 30, 2023
Common Class A [Member]
Class of Warrant or Right [Line Items]
Shares issued, price per share						$ 10.18
Private Placement Warrants [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, issued		7,850,000		7,850,000	7,850,000
Shares issued, price per share		$ 1		$ 1	$ 1
Gross proceeds from issuance of warrants		$ 7,850,000		$ 7,850,000
Private Placement Warrants [Member] | Private Placement [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Number of securities called by each warrant (in shares)		1		1	1
Warrants exercise price (In dollars per share)		$ 11.5		$ 11.5	$ 11.5
Private Placement Warrants [Member] | Over-Allotment Option [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, issued	162,450		162,450
Shares issued, price per share	$ 1		$ 1
Gross proceeds from issuance of warrants	$ 162,450		$ 162,450